Significant Accounting Policy (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
Significant Accounting Policy [Line Items]
Monthly deposits by company, percentage	8.33%
Tax benefit rate realized upon settlement	50.00%
Operating segment	1
Pre-Funded Warrants [Member]
Significant Accounting Policy [Line Items]
Exercise price (in Dollars per share)	$ 0.0001